Recent Accounting Pronouncements	12 Months Ended
Oct. 03, 2010
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
Note 3 - Recent Accounting Pronouncements

In June 2008, FASB issued FASB ASC 260-10-55 (Prior authoritative literature: FASB Staff Position EITF 03-6-1, “Determining Whether Instruments Granted in Share-Based Payment Transactions are Participating Securities”). FASB ASC 260-10-55 clarifies that share-based payment awards that entitle their holders to receive nonforfeitable dividends or dividend equivalents before vesting should be considered participating securities. As participating securities, we will be required to include these instruments in the calculation of our basic earnings per share, and we will need to calculate basic earnings per share using the "two-class method." Restricted stock is currently included in our dilutive earnings per share calculation using the treasury stock method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. FASB ASC 260-10-55 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years. As such, Optex Systems Holdings adopted these provisions at the beginning of the fiscal year ending October 3, 2010. Adoption of FASB ASC 260-10-55 did not have a material effect on Optex Systems Holdings’ financial statements.

In May 2009, FASB issued FASB ASC 855-10 (Prior authoritative literature: SFAS No. 165, "Subsequent Events"). FASB ASC 855-10 establishes principles and requirements for the reporting of events or transactions that occur after the balance sheet date, but before financial statements are issued or are available to be issued. FASB ASC 855-10 is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. As such, Optex Systems Holdings adopted these provisions at the beginning of the interim period ended June 28, 2009. Adoption of FASB ASC 855-10 did not have a material effect on Optex Systems Holdings’ financial statements.

In February 2010, FASB issued ASU 2010-09 “Subsequent Event (Topic 855) Amendments to Certain Recognition and Disclosure Requirements”. ASU 2010-09 removes the requirement for an SEC filer to disclose a date in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of GAAP. All of the amendments in ASU 2010-09 are effective upon issuance of the final ASU, except for the use of the issued date for conduit debt obligors, which is effective for interim or annual periods ending after June 15, 2010. The Company adopted ASU 2010-09 in February 2010 and therefore omitted the disclosure previously required as referenced above.
In June 2009, FASB issued ASC 105-10 (Prior authoritative literature: SFAS No. 168, "The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ).FASB ASC 105-10 establishes the FASB Accounting Standards Codification TM (Codification) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. FASB ASC 105-10 is effective for financial statements issued for fiscal years and interim periods ending after September 15, 2009. As such, Optex Systems Holdings adopted these provisions at the beginning of the interim period ending October 3, 2010. Adoption of FASB ASC 105-10 did not have a material effect on Optex Systems Holding’s financial statements.

In September 2006, the FASB issued FASB ASC 820-10 (Prior authoritative literature: FASB Statement 157, “ Fair Value Measurements”) . FASB ASC 820-10 defines fair value, establishes a framework for measuring fair value under GAAP and expands disclosures about fair value measurements. FASB ASC 820-10 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, FASB ASC 820-10 does not require any new fair value measurements. However, for some entities, the application of FASB ASC 820-10 will change current practice. The changes to current practice resulting from the application of FASB ASC 820-10 relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. The provisions of FASB ASC 820-10 are effective as of January 1, 2008, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. However, delayed application of this statement is permitted for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually), until fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The adoption of FASB ASC 820-10 did not have a material impact on Optex Systems Holdings’ financial position, results of operations, or cash flows.

In December 2007, FASB issued FASB ASC 805 (Prior authoritative literature: SFAS No. 141(R), “Business Combinations”) and FASB ASC 810-10-65 (Prior authoritative literature: SFAS No. 160, “Accounting and Reporting of Noncontrolling Interest in Consolidated Financial Statements, an amendment of ARB No. 51”) . These new standards will significantly change the accounting for and reporting of business combinations and non-controlling (minority) interests in consolidated financial statements. FASB ASC 805 and FASB ASC 810-10-65 are required to be adopted simultaneously and are effective for the first annual reporting period beginning on or after December 15, 2008. Earlier adoption is prohibited. As such, Optex Systems Holdings adopted these provisions at the beginning of the annual reporting period beginning September 28, 2009. Adoption of FASB ASC 805 and FASB ASC 810-10-65 did not have a material effect on Optex Systems Holding’s financial statements.
In March 2008, FASB issued FASB ASC 815-10 (Prior authoritative literature: SFAS No. 161, " Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ”). FASB ASC 815-10 requires enhanced disclosures about an entity’s derivative and hedging activities. FASB ASC 815-10 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008 with early application encouraged. As such, Optex Systems Holdings adopted these provisions at the beginning of the fiscal year ended October 3, 2010. The adoption of FASB ASC 815-10 did not have a material impact Optex Systems Holdings’ financial position, results of operations, or cash flows.

In May 2008, FASB issued FASB ASC 944 (Prior authoritative literature: SFAS No. 163, " Accounting for Financial Guarantee Insurance Contracts—an interpretation of FASB Statement No. 60 "). FASB ASC 944 interprets Statement 60 and amends existing accounting pronouncements to clarify their application to the financial guarantee insurance contracts included within the scope of that Statement. FASB ASC 944 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years. As such, Optex Systems Holdings adopted these provisions at the beginning of the fiscal year ended October 3, 2010. The adoption of FASB ASC 944 did not have a material impact Optex Systems Holdings’ financial position, results of operations, or cash flows.